Exhibit 99.1

World Omni Auto Receivables Trust 2018-C
Monthly Servicer Certificate
October 31, 2021

Dates Covered
Collections Period	10/01/21 - 10/31/21
Interest Accrual Period	10/15/21 - 11/14/21
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/21	207,900,946.74	18,017
Yield Supplement Overcollateralization Amount 09/30/21	7,014,458.75	0
Receivables Balance 09/30/21	214,915,405.49	18,017
Principal Payments	12,164,462.20	433
Defaulted Receivables	86,848.50	6
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/21	6,416,666.11	0
Pool Balance at 10/31/21	196,247,428.68	17,578

Pool Statistics	$ Amount	# of Accounts
Pool Factor	18.37%
Prepayment ABS Speed	1.22%
Aggregate Starting Principal Balance	1,103,449,170.74	40,092

Delinquent Receivables:
Past Due 31-60 days	2,571,201.68	165
Past Due 61-90 days	620,335.94	39
Past Due 91-120 days	90,830.29	7
Past Due 121+ days	0.00	0
Total	3,282,367.91	211

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.62%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.35%
Delinquency Trigger Occurred	NO

Recoveries	90,902.36
Aggregate Net Losses/(Gains) - October 2021	(4,053.86)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.02%
Prior Net Losses/(Gains) Ratio	-0.30%
Second Prior Net Losses/(Gains) Ratio	-0.43%
Third Prior Net Losses/(Gains) Ratio	0.29%
Four Month Average	-0.12%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.02%

Overcollateralization Target Amount	10,184,266.44
Actual Overcollateralization	10,184,266.44
Weighted Average Contract Rate	3.56%
Weighted Average Contract Rate, Yield Adjusted	6.38%
Weighted Average Remaining Term	28.64

Flow of Funds	$ Amount
Collections	12,866,341.04
Investment Earnings on Cash Accounts	66.32
Servicing Fee	(179,096.17)
Transfer to Collection Account	-
Available Funds	12,687,311.19

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	446,390.67
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,586.67
(5) Noteholders' Second Priority Principal Distributable Amount	1,469,251.62
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	10,184,266.44
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	500,815.79

Total Distributions of Available Funds	12,687,311.19
Servicing Fee	179,096.17
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	970,060,000.00
Original Class B	30,560,000.00

Total Class A & B
Note Balance @ 10/15/21	197,716,680.30
Principal Paid	11,653,518.06
Note Balance @ 11/15/21	186,063,162.24

Class A-1
Note Balance @ 10/15/21	0.00
Principal Paid	0.00
Note Balance @ 11/15/21	0.00
Note Factor @ 11/15/21	0.0000000%

Class A-2
Note Balance @ 10/15/21	0.00
Principal Paid	0.00
Note Balance @ 11/15/21	0.00
Note Factor @ 11/15/21	0.0000000%

Class A-3
Note Balance @ 10/15/21	78,096,680.30
Principal Paid	11,653,518.06
Note Balance @ 11/15/21	66,443,162.24
Note Factor @ 11/15/21	20.3813381%

Class A-4
Note Balance @ 10/15/21	89,060,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	89,060,000.00
Note Factor @ 11/15/21	100.0000000%

Class B
Note Balance @ 10/15/21	30,560,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	30,560,000.00
Note Factor @ 11/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	532,977.34
Total Principal Paid	11,653,518.06
Total Paid	12,186,495.40

Class A-1
Coupon	2.36000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.80000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.13000%
Interest Paid	203,702.17
Principal Paid	11,653,518.06
Total Paid to A-3 Holders	11,857,220.23

Class A-4
Coupon	3.27000%
Interest Paid	242,688.50
Principal Paid	0.00
Total Paid to A-4 Holders	242,688.50

Class B
Coupon	3.40000%
Interest Paid	86,586.67
Principal Paid	0.00
Total Paid to B Holders	86,586.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.5326471
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.6462974
Total Distribution Amount	12.1789445

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.6248533
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	35.7469879
Total A-3 Distribution Amount	36.3718412

A-4 Interest Distribution Amount	2.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.7250000

B Interest Distribution Amount	2.8333334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.8333334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	126.08
Noteholders' Principal Distributable Amount	873.92

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/21	2,546,066.61
Investment Earnings	56.43
Investment Earnings Paid	(56.43)
Deposit/(Withdrawal)	-
Balance as of 11/15/21	2,546,066.61
Change	-

Required Reserve Amount	2,546,066.61

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$869,719.27	$861,377.88	$619,004.06
Number of Extensions	54	53	42
Ratio of extensions to Beginning of Period Receivables Balance	0.40%	0.38%	0.26%